CORPORATE BORROWINGS AND CAPITAL AND FINANCIAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS
Summary of the carrying value of corporate borrowings and capital and financing lease obligations

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Senior Secured Credit Facility-Term Loan due 2020 (3.50% as of December 31, 2014)	$760,018	$767,502
5% Promissory Note payable to NCM due 2019	6,944	8,333
8.75% Senior Fixed Rate Notes due 2019	—	647,666
9.75% Senior Subordinated Notes due 2020	649,043	655,310
5.875 Senior Subordinated Notes due 2022	375,000	—
Capital and financing lease obligations, 8.25%-11.5%	109,258	116,199

	1,900,263	2,195,010
Less: current maturities	(23,598)	(16,080)

	$1,876,665	$2,178,930

Schedule of minimum annual payments required under existing capital and financing lease obligations (net present value thereof) and maturities of corporate borrowings

	Capital and Financing Lease Obligations
				Principal Amount of Corporate Borrowings
(In thousands)	Minimum Lease Payments	Less Interest	Principal		Total
2015	$16,933	$9,207	$7,726	$15,914	$23,640
2016	16,943	8,474	8,469	16,473	24,942
2017	16,951	7,671	9,280	17,067	26,347
2018	17,112	6,782	10,330	17,713	28,043
2019	15,530	5,852	9,678	18,407	28,085
Thereafter	81,042	17,267	63,775	1,706,849	1,770,624

Total	$164,511	$55,253	$109,258	$1,792,423	$1,901,681